COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
As at December 31, Brookfield Renewable had commitments for future minimum lease payments under non-cancellable leases which fall due as follows:
(MILLIONS)
2019	$31
2020	29
2021	25
2022	22
2023	18
Thereafter	125
Total	$250

As at December 31, letters of credit issued by Brookfield Renewable along with institutional investors and its subsidiaries were as follows:
(MILLIONS)	2018	2017
Brookfield Renewable along with institutional investors	$51	$76
Brookfield Renewable's subsidiaries	338	468
	$389	$544